Debt (Schedule Of Outstanding Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Current portion of long-term debt	$ 260		$ 260
Long-term Debt and Capital Lease Obligations	2,658		2,668
Long-term debt, current and noncurrent	2,918		2,928
Senior Debt Obligations Due 2012 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	0		250
Senior Debt Obligations Due 2013 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	250		251
Senior Debt Obligations Due 2033 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	296		296
Senior Debt Obligations Due 2014 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	326		326
Senior Debt Obligations Due 2015 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	479		479
Senior Debt Obligations Due 2019 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	398		398
Senior Debt Obligations Due 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	497		496
Mortgage Due 2035 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	422		431
Other [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	1		1
Senior Debt Obligations Due 2017 [Member]
Debt Instrument [Line Items]
Long-term Debt and Capital Lease Obligations	$ 249		$ 0
Debt instrument, interest rate, stated percentage		2.30%